Risk management policy - Schedule of Financial Assets and Liabilities Liquidity and Interest Rate Risks (Details) - KZT (₸) ₸ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	₸ 619,470,000	₸ 820,466,000	₸ 615,360,000	₸ 342,101,000
Mandatory cash balances with National Bank of the Republic of Kazakhstan	57,307,000	47,110,000
Due from banks	37,908,000	30,683,000
Investment securities	1,506,831,000	1,377,772,000
Other financial assets	37,053,000	46,295,000
Total financial assets	7,997,909,000	6,553,522,000
Due to banks	24,474,000	154,000
Customer accounts	1,189
Debt securities issued	51,050,000	99,468,000	₸ 140,378,000
Subordinated debt	62,416,000	62,369,000
Derivative financial liabilities	262,000	1,165,000
Other financial liabilities	41,708,000	68,721,000
Total financial liabilities	6,741,598,000	5,673,333,000
Guarantees issued and similar commitments	5,956,000	5,103,000
Total financial liabilities and commitments	6,747,554,000	5,678,436,000
Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	230,757,000	409,295,000
Due from banks	37,908,000	30,683,000
Investment securities	1,489,205,000	1,376,728,000
Loans to consumers	5,746,600,000	4,235,957,000
Total financial assets	7,662,426,000	6,052,663,000
Due to banks	24,474,000	154,000
Customer accounts	5,434,135,000	4,367,837,000
Debt securities issued	51,050,000	99,468,000
Subordinated debt	62,416,000	62,369,000
Total financial liabilities	5,572,075,000	4,529,828,000
Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	388,713,000	411,171,000
Mandatory cash balances with National Bank of the Republic of Kazakhstan	57,307,000	47,110,000
Derivative financial assets	17,149,000	642,000
Investment securities	477,000	402,000
Other financial assets	29,793,000	41,534,000
Total financial assets	335,483,000	500,859,000
Customer accounts	1,127,815,000	1,073,619,000
Derivative financial liabilities	262,000	1,165,000
Other financial liabilities	41,446,000	68,721,000
Total financial liabilities	1,169,523,000	1,143,505,000
Up to 1 Month
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,349,289,000	1,616,647,000
Total financial liabilities	1,920,552,000	1,560,924,000
Guarantees issued and similar commitments	250,000	457,000
Total financial liabilities and commitments	1,920,802,000	1,561,381,000
Liquidity surplus (gap)	(571,513,000)	55,266,000
Cumulative liquidity surplus/ (gap)	(571,513,000)	55,266,000
Interest sensitivity surplus/ (gap)	278,846,000	698,030,000
Cumulative interest sensitivity surplus/ (gap)	278,846,000	698,030,000
Up to 1 Month | Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	230,757,000	331,907,000
Due from banks	2,267,000	896,000
Investment securities	153,419,000	371,756,000
Loans to consumers	485,611,000	411,868,000
Total financial assets	1,030,004,000	1,116,427,000
Due to banks	24,474,000	154,000
Customer accounts	672,334,000	364,505,000
Debt securities issued	51,050,000	50,481,000
Subordinated debt	3,300,000	3,257,000
Total financial liabilities	751,158,000	418,397,000
Up to 1 Month | Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	388,707,000	411,171,000
Mandatory cash balances with National Bank of the Republic of Kazakhstan	57,307,000	47,110,000
Derivative financial assets	1,011,000	37,000
Investment securities	417,000	368,000
Other financial assets	29,793,000	41,534,000
Total financial assets	319,285,000	500,220,000
Customer accounts	1,127,815,000	1,073,619,000
Derivative financial liabilities	133,000	187,000
Other financial liabilities	41,446,000	68,721,000
Total financial liabilities	1,169,394,000	1,142,527,000
1 month to 3 months
Disclosure of detailed information about financial instruments [line items]
Total financial assets	814,425,000	724,302,000
Total financial liabilities	970,821,000	852,024,000
Guarantees issued and similar commitments	32,000	100,000
Total financial liabilities and commitments	970,853,000	852,124,000
Liquidity surplus (gap)	(156,428,000)	(127,822,000)
Cumulative liquidity surplus/ (gap)	(727,941,000)	(72,556,000)
Interest sensitivity surplus/ (gap)	(158,607,000)	(127,795,000)
Cumulative interest sensitivity surplus/ (gap)	120,239,000	570,235,000
1 month to 3 months | Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	6,000	77,388,000
Due from banks	2,315,000	1,614,000
Investment securities	81,250,000	54,521,000
Loans to consumers	728,514,000	590,174,000
Total financial assets	812,085,000	723,697,000
Customer accounts	970,692,000	851,492,000
Total financial liabilities	970,692,000	851,492,000
1 month to 3 months | Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	2,340,000	605,000
Total financial assets	2,340,000	605,000
Derivative financial liabilities	129,000	532,000
Total financial liabilities	129,000	532,000
3 months to 1 year
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,641,343,000	1,861,402,000
Total financial liabilities	3,797,455,000	3,081,884,000
Guarantees issued and similar commitments	423,000
Total financial liabilities and commitments	3,797,878,000	3,081,884,000
Liquidity surplus (gap)	(1,156,535,000)	(1,220,482,000)
Cumulative liquidity surplus/ (gap)	(1,884,476,000)	(1,293,038,000)
Interest sensitivity surplus/ (gap)	(1,163,238,000)	(1,220,482,000)
Cumulative interest sensitivity surplus/ (gap)	(1,042,999,000)	(650,247,000)
3 months to 1 year | Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Due from banks	33,016,000	25,894,000
Investment securities	358,229,000	108,440,000
Loans to consumers	2,242,972,000	1,727,068,000
Total financial assets	2,634,217,000	1,861,402,000
Customer accounts	3,738,339,000	3,081,866,000
Subordinated debt	59,116,000	18,000
Total financial liabilities	3,797,455,000	3,081,884,000
3 months to 1 year | Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	7,126,000
Total financial assets	7,126,000
1 year to 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,673,615,000	1,965,221,000
Total financial liabilities	46,994,000	172,583,000
Guarantees issued and similar commitments	5,251,000	4,546,000
Total financial liabilities and commitments	52,245,000	177,129,000
Liquidity surplus (gap)	2,621,370,000	1,788,092,000
Cumulative liquidity surplus/ (gap)	736,894,000	495,054,000
Interest sensitivity surplus/ (gap)	2,619,949,000	1,793,084,000
Cumulative interest sensitivity surplus/ (gap)	1,576,950,000	1,142,837,000
1 year to 5 years | Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Due from banks	310,000	2,279,000
Investment securities	627,589,000	629,089,000
Loans to consumers	2,039,044,000	1,333,853,000
Total financial assets	2,666,943,000	1,965,221,000
Customer accounts	46,994,000	64,056,000
Debt securities issued		48,987,000
Subordinated debt		59,094,000
Total financial liabilities	46,994,000	172,137,000
1 year to 5 years | Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	6,672,000
Total financial assets	6,672,000
Derivative financial liabilities		446,000
Total financial liabilities		446,000
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial assets	519,237,000	385,950,000
Total financial liabilities	5,776,000	5,918,000
Total financial liabilities and commitments	5,776,000	5,918,000
Liquidity surplus (gap)	513,461,000	380,032,000
Cumulative liquidity surplus/ (gap)	1,250,355,000	875,086,000
Interest sensitivity surplus/ (gap)	513,401,000	379,998,000
Cumulative interest sensitivity surplus/ (gap)	2,090,351,000	1,522,835,000
Over 5 years | Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Investment securities	268,718,000	212,922,000
Loans to consumers	250,459,000	172,994,000
Total financial assets	519,177,000	385,916,000
Customer accounts	5,776,000	5,918,000
Total financial liabilities	5,776,000	5,918,000
Over 5 years | Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Investment securities	60,000	34,000
Total financial assets	₸ 60,000	₸ 34,000